Trade accounts receivable - net - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 2,793,136	$ 2,442,465	$ 2,570,963
Expected credit loss of the year	(96,305)	(191,236)	(202,621)
Trade accounts receivable	$ 2,696,831	$ 2,251,229	$ 2,368,342